Subsidiaries (Investments - I.C. Green) (Narrative) (Details) - Primus Green Energy (PGE) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Ownership percentage	90.85%
Bridge Financing [Member]
Disclosure of subsidiaries [line items]
Face amount	$ 4,800	$ 7,400
Bridge Financing [Member] | Consolidated [Member]
Disclosure of subsidiaries [line items]
Face amount	$ 49,000
Nominal annual interest rate	1.61%